Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	PURISIMA FUNDS
Central Index Key	0001019946
Amendment Flag	false
Document Creation Date	Dec. 31, 2014
Document Effective Date	Dec. 31, 2014
Prospectus Date	Dec. 31, 2014
The Purisima Total Return Fund | The Purisima Total Return Fund
Risk/Return:
Trading Symbol	PURIX
The Purisima All-Purpose Fund | The Purisima All-Purpose Fund
Risk/Return:
Trading Symbol	PURLX